STOCK BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK BASED COMPENSATION PLANS
NOTE 17 - STOCK BASED COMPENSATION  PLANS

The SBT Bancorp, Inc. 1998 Stock Plan (“1998 Plan”) provided for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 142,000 shares of common stock of the Company.  Options granted under the 1998 Plan may have been either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options which do not qualify as ISOs (“NQOs”).  Effective March 17, 2009, no additional restricted stock awards or stock options may be granted under the 1998 Plan.

On May 10, 2011, the stockholders of SBT Bancorp, Inc. approved the SBT Bancorp, Inc. 2011 Stock Award and Option Plan (“2011 Plan”).  The 2011 Plan provides for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 100,000 shares of common stock of the Company.  Options granted under the 2011 Plan may be either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options which do not qualify as ISOs (“NQOs”).

The exercise price for shares covered by an ISO may not be less than 100% of the fair market value of common stock on the date of grant.  All options must expire no later than ten years from the date of grant.

The Company did not grant any options in 2011 and 2010.

During 2011, the Company granted 11,620 shares of restricted stock with an award value of $234,929, or $20.22 per share.  The restricted shares vest over a three year period.  During 2011, the Company recognized compensation expense related to the restricted shares awarded in the amount of $28,748. Of the 11,620 shares of restricted stock that were granted in 2011, 414 shares were forfeited prior to vesting.

A summary of the status of the Company’s equity plans as of December 31, 2011 and 2010 and changes during the years ended on such dates is presented below:

	2011		2010
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	49,875	$30.21	51,189	$30.33
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(17,064)	30.48	(1,314)	34.90
Outstanding at end of year	32,811	30.07	49,875	30.21

Options exercisable at year-end	32,811	$30.07	49,875	$30.21
Weighted-average fair value of
options granted during the year	N/A		N/A

The following table summarizes information about fixed stock options outstanding as of December 31, 2011:

Options Outstanding and Exercisable
		Weighted-Average
	Number	Remaining	Number
Exercise Price	Outstanding	Contractual Life	Exercisable	Exercise Price

$15.65	1,311	1.2	1,311	$15.65
31.50	21,000	5.0	21,000	31.50
29.00	10,500	5.5	10,500	29.00
$30.07	32,811	5.0	32,811	$30.07

As of December 31, 2011, compensation costs related to stock options granted under the Company’s equity plans  have been fully recognized.  The total value of shares that vested during the years ended December 31, 2011 and 2010 was $ 0 and $9,467, respectively.